SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended			4 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 IPTV operations	Dec. 31, 2012 IPTV operations	Dec. 31, 2011 IPTV operations	Dec. 31, 2010 IPTV operations	Aug. 31, 2012 IPTV operations	Dec. 31, 2012 IPTV operations Deferred Revenue	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Oct. 31, 2009 PAS infrastructure contracts	Dec. 31, 2012 PAS infrastructure contracts	Dec. 31, 2011 PAS infrastructure contracts
Revenue Recognition
Remaining expected period of support for PAS products												2 years
Deferred revenue released													$ 8,100,000	$ 95,300,000
Profit realized on full year basis from deferred revenue released														33,100,000
Deferred revenue	9,800,000	5,300,000		5,100,000	5,100,000								3,100,000
Deferred revenue transferred to the buyer								74,100,000	2,000,000
Standard price protection period										30 days	90 days
Deferred service costs related to unassigned contracts	6,100,000	4,100,000						22,700,000
Impact on gross margin from the future revenue recognition of unassigned contracts					0
Revenues relating to unassigned contracts	186,728,000	320,576,000	291,535,000	2,200,000	29,500,000	141,400,000	152,600,000
Current deferred revenue	41,461,000	64,989,000
Long-term deferred revenue	$ 59,530,000	$ 83,227,000